Inventories, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Raw materials	$ 5,370	$ 6,553
Finished goods	1,018	7,921
Work in progress	212	462
Less: inventory provision	(6,388)	(10,290)
Inventories, net	$ 212	$ 4,646